Pension Plans (Tables)	9 Months Ended
Dec. 31, 2022
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the nine months ended December 31, 2021 and 2022 consists of the following:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Japanese plans:
Service cost	¥4,540	¥4,290
Interest cost	594	522
Expected return on plan assets	(1,997)	(2,051)
Amortization of prior service credit	(50)	(19)
Amortization of net actuarial loss	309	58

Net periodic pension cost	¥3,396	¥2,800

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Overseas plans:
Service cost	¥2,966	¥2,741
Interest cost	986	1,533
Expected return on plan assets	(3,139)	(3,561)
Amortization of prior service credit	(253)	(238)
Amortization of net actuarial loss	383	11
Amortization of transition obligation	1	1

Net periodic pension cost	¥944	¥487

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.
Net periodic pension cost for the three months ended December 31, 2021 and 2022 consists of the following:

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Japanese plans:
Service cost	¥1,517	¥1,465
Interest cost	175	175
Expected return on plan assets	(666)	(689)
Amortization of prior service credit	(17)	(6)
Amortization of net actuarial loss	103	20

Net periodic pension cost	¥1,112	¥965

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Overseas plans:
Service cost	¥992	¥928
Interest cost	327	523
Expected return on plan assets	(1,046)	(1,213)
Amortization of prior service credit	(85)	(81)
Amortization of net actuarial loss	128	4
Amortization of transition obligation	0	0

Net periodic pension cost	¥316	¥161

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.